Financial Risk Management - Narrative (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 20, 2022 USD ($)	Jan. 20, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Sep. 14, 2021 USD ($)	Sep. 13, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 17, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash			$ 12,377			$ 22,517
Working capital			812
Undrawn borrowings			56,250			$ 50,000
Opportunity to sell common shares from treasury, authorized amount			50,000
Public Offering, Bought Deal Basis | Major ordinary share transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issuing shares	$ 34,000	$ 42.5
Revolving Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowings			$ 56,250
Accordion feature, higher borrowing capacity option				$ 25,000	$ 25,000		$ 75,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent			5.00%
Currency risk | Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on income before taxes			$ 163
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent			0.50%
Reasonably possible change in risk variable, impact on income before taxes			$ (349)
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent			5.00%
Reasonably possible change in risk variable, impact on income before taxes			$ 358